SHARE CAPITAL (Details) - $ / shares	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2014	Dec. 31, 2013	Feb. 04, 2016	Feb. 06, 2013
Common shares [Member]
SHARE CAPITAL
Shares repurchased		0	510,439
Common shares [Member] | Maximum [Member]
SHARE CAPITAL
Shares authorized to be repurchased					1,529,687
Subsequent Event [Member]
SHARE CAPITAL
Stock Repurchased During Period, Shares	549,583
Share repurchased during period, value per share	$ 11.18
Subsequent Event [Member] | Common shares [Member] | Maximum [Member]
SHARE CAPITAL
Shares authorized to be repurchased				3,149,199
Percentage of shares authorized to be repurchased				0.097